Investments in joint ventures - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit (loss) [abstract]
Sales of goods and services rendered	$ 817,764	$ 887,138	[1]	$ 793,239	[1]
Expenses	(660,627)	(688,327)		(582,902)
Profit / (Loss) before income tax	$ 13,395	$ 21,162	[1]	(24,257)	[1]
CHS AGRO S.A.
Profit (loss) [abstract]
Sales of goods and services rendered				9,305
Expenses				(31,989)
Profit / (Loss) before income tax				$ (22,684)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1.